Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		€ 226,339	€ 200,122
Interest-bearing deposits		133,378	129,704
Trading liabilities	[1]	71,457	57,029
Negative market values from derivative financial instruments	[2]	342,726	463,858
Financial liabilities designated at fair value through profit or loss		29,207	18,949
Investment contract liabilities		0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	0	0
Central bank funds purchased		174	353
Securities sold under repurchase agreements, Financial Liabilities		14,152	19,980
Securities loaned		6,684	4,168
Other short-term borrowings		11,859	13,322
Long-term debt		4	6
Trust preferred securities		0	0
Other financial liabilities		112,961	128,400
Off-balance sheet loan commitments		153,700	160,099
Financial guarantees		19,883	20,966
Total	[4]	1,122,525	1,216,955
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		146,145	147,531
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[2]	0	0
Financial liabilities designated at fair value through profit or loss		29,360	38,641
Investment contract liabilities		0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	69	573
Central bank funds purchased		83	0
Securities sold under repurchase agreements, Financial Liabilities		2,525	2,401
Securities loaned		3	11
Other short-term borrowings		2,326	1,995
Long-term debt		7,409	7,462
Trust preferred securities		1,710	78
Other financial liabilities		3,483	2,642
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	193,113	201,334
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		45,633	46,176
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[2]	0	0
Financial liabilities designated at fair value through profit or loss		4,847	4,343
Investment contract liabilities		574	592
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	336	737
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		1,348	2,386
Securities loaned		0	0
Other short-term borrowings		3,600	1,802
Long-term debt		41,820	24,440
Trust preferred securities		3,328	2,539
Other financial liabilities		554	583
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	102,040	83,599
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		18,699	17,027
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[2]	0	0
Financial liabilities designated at fair value through profit or loss		2,599	2,676
Investment contract liabilities		0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	672	2,427
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		491	715
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		78,063	118,607
Trust preferred securities		688	4,361
Other financial liabilities		373	407
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	101,585	146,219
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		12,166	11,247
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[2]	0	0
Financial liabilities designated at fair value through profit or loss		5,951	6,460
Investment contract liabilities		0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	218	856
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		23	0
Securities loaned		1	0
Other short-term borrowings		0	0
Long-term debt		41,926	46,812
Trust preferred securities		0	0
Other financial liabilities		4	3,246
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	€ 60,287	€ 68,621

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within on demand which Groups management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[2]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value. See Note 42 Insurance and Investment Contracts for more detail on these contracts
[3]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[4]	The balances in the table do not agree to the numbers in the Groups balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote